Document and Entity Information	Oct. 21, 2026
Cover [Abstract]
Entity Registrant Name	MARKETAXESS HOLDINGS INC
Amendment Flag	false
Entity Central Index Key	0001278021
Document Type	8-K
Document Period End Date	Oct. 21, 2026
Entity File Number	001-34091
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	52-2230784
Entity Address, Address Line One	55 Hudson Yards
Entity Address, Address Line Two	15th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	(212)
Local Phone Number	813-6000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.003 par value
Trading Symbol	MKTX
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false